Filed Pursuant to Rule 497(e)

File Nos. 333-199089 & 811-23002

HARTFORD MULTIFACTOR DEVELOPED MARKETS (EX-US) ETF

HARTFORD MULTIFACTOR EMERGING MARKETS ETF

HARTFORD MULTIFACTOR US EQUITY ETF

HARTFORD MULTIFACTOR GLOBAL SMALL CAP ETF

HARTFORD MULTIFACTOR REIT ETF

(each, a “Fund” and collectively, the “Funds”)

Series of the Lattice Strategies Trust (the “Trust”)

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Supplement dated December 14, 2016 to the Prospectus, dated February 1, 2016, as supplemented,

and Statement of Additional Information (“SAI”), dated February 1, 2016, as supplemented

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This supplement contains new and additional information beyond that in the Prospectus and SAI and should be read in connection with these documents.

On December 8, 2016, the Trust’s board of trustees (the “Board”) including all of the trustees who are not considered to be “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved an amendment to the Investment Advisory Agreement (the “Amendment”) between the Trust and Lattice Strategies LLC (the “Advisor”) that will take effect January 1, 2017.

Pursuant to the Amendment, effective January 1, 2017, the Advisor agrees to pay the (i) fees to and reimbursement of expenses of the Independent Trustees, (ii) fees paid to legal counsel to the Independent Trustees, and (iii) fees paid to the Trust’s chief compliance officer (collectively, “Assumed Costs”). Prior to the Amendment, the Trust’s Assumed Costs were reimbursed by the Advisor pursuant to an Expense Reimbursement Agreement dated January 25, 2016, between the Trust and the Advisor (the “Expense Reimbursement Agreement”). Since, upon the effectiveness of the Amendment, the Advisor will be responsible for the Assumed Costs, the Board also approved the termination of Expense Reimbursement Agreement, effective January 1, 2017.

Additionally, effective the same date, the Advisor has agreed to reduce the management fee payable in respect of each Fund as follows:

Fund Name	Old Rate	New Rate
Hartford Multifactor Developed Markets (ex-US) ETF	0.50%	0.39%
Hartford Multifactor Emerging Markets ETF	0.65%	0.59%
Hartford Multifactor U.S. Equity ETF	0.35%	0.29%
Hartford Multifactor Global Small Cap ETF	0.60%	0.55%

Accordingly, the following changes are being made to the Prospectus and SAI, effective January 1, 2017:

1.	Hartford Multifactor Developed Markets (ex-US) ETF

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.39%
DISTRIBUTION AND SERVICE (12b-1) FEES	0.00%
OTHER EXPENSES	None
TOTAL ANNUAL FUND OPERATING EXPENSES	0.39%

Expenses on a $10,000 investment:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$40	$125	$219	$493

2.	Hartford Multifactor Emerging Markets ETF

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.59%
DISTRIBUTION AND SERVICE (12b-1) FEES	0.00%
OTHER EXPENSES	None
TOTAL ANNUAL FUND OPERATING EXPENSES	0.59%

Expenses on a $10,000 investment:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$60	$189	$329	$738

3.	Hartford Multifactor U.S. Equity ETF

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.29%
DISTRIBUTION AND SERVICE (12b-1) FEES	0.00%
OTHER EXPENSES	None
TOTAL ANNUAL FUND OPERATING EXPENSES	0.29%

Expenses on a $10,000 investment:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$30	$93	$163	$368

4.	Hartford Multifactor Global Small Cap ETF

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):

MANAGEMENT FEES	0.55%
DISTRIBUTION AND SERVICE (12b-1) FEES	0.00%
OTHER EXPENSES	None
ACQUIRED FUND FEES AND EXPENSES[1]	0.03%
TOTAL ANNUAL FUND OPERATING EXPENSES	0.58%

1 “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in the securities of investment vehicles. The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”).

Expenses on a $10,000 investment:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$59	$186	$324	$726

Finally, pursuant to the Amendment, the Advisor has agreed to waive the management fee payable in respect of a Fund if such Fund invests all (or substantially all) of its assets in a single, registered open-end management investment company as part of a “master-feeder” structure in accordance with Section 12(d)(1)(E) under the 1940 Act. At this time, no Fund operates as a feeder fund in a master-feeder structure.

Investors Should Retain This Supplement for Future Reference